Income taxes: (Details 2)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Statutory federal rate	(34.00%)	(34.00%)	(34.00%)
Permanent items	0.04%	(0.17%)	(0.27%)
State tax provision, net of federal benefit	(3.45%)	(3.45%)	(3.45%)
Valuation allowance	37.41%	37.28%	37.72%
Effective Income Tax Rate Reconciliation, Percent	(0.00%)	(0.00%)	(0.00%)